Digital Currency and Risk Management (Tables)	6 Months Ended
Sep. 30, 2025
Digital Currency and Risk Management [Abstract]
Schedule of impact of 5% variance in price of Bitcoin [Table Text Block]
Impact of 5% variance in price

Bitcoin	$1,192